Expense Example - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Pharmaceuticals Portfolio - Select Pharmaceuticals Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942